Provision for contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current provisions [abstract]
Civil	R$ 92,888	R$ 73,114
Labor	115,745	41,846
Provision for contingencies	208,633	114,960
Current	87,291	43,820
Non-Current	R$ 121,342	R$ 71,140